Subsequent Events (Details) - USD ($)									1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 11, 2023	Aug. 28, 2023	Aug. 07, 2023	Jul. 15, 2023	May 11, 2023	May 11, 2023	Feb. 08, 2023	Feb. 08, 2023	Jan. 20, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Nov. 15, 2023	Oct. 13, 2023	Jul. 11, 2023	Oct. 17, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Expenses									$ 29,000
Warrants received (in Shares)												400,000
Purchase shares (in Shares)												42,000
Exercise price (in Dollars per share)										$ 11.5		$ 11.5
Cash									400,000
Cash proceed									$ 100,000
balance sheet received												$ 300,000
Exercise price (in Dollars per share)												$ 11.5
Trust account					$ 711,204
Additional cash proceeds										$ 1,850,000
Deposited amount															$ 120,000
Common stock shares issued (in Shares)										3,006,250		3,006,250					2,875,000
Common stock par value (in Dollars per share)										$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Contributed capital		$ 900,000
Aggregate consideration description										The “Aggregate Consideration” for the Target Interests will be (a), cash in the amount of $63,000,000 in immediately available funds (the “Cash Consideration”), (b) 2,000,000 Class B common units of OpCo (“OpCo Class B Units”) valued at $10.00 per unit (the “Common Unit Consideration”), which will be equal to and exchangeable into 2,000,000 shares of Class A Common Stock issuable upon exercise of the OpCo Exchange Right (as defined below), as reflected in the amended and restated limited liability company agreement of OpCo that will be effective at Closing (the “A&R OpCo LLC Agreement”) and (c) and the Seller Class B Shares; provided, that (i) a portion of the Cash Consideration not to exceed $15,000,000 may be payable through a promissory note to Seller (the “Seller Promissory Note”) to the extent the amount available for payment of the Cash Consideration at Closing (the “Minimum Cash Amount”) is less than $63,000,000 and (ii) a portion of the Cash Consideration not to exceed $20,000,000 may be payable through the issuance of up to 2,000,000 preferred units (the “OpCo Preferred Units” and together with the Opco Class A Units and the OpCo Class B Units, the “OpCo Units”) of OpCo (the “Preferred Unit Consideration”, and, together with the Common Unit Consideration, the “Unit Consideration”), to the extent the Minimum Cash Amount is less than $48,000,000. At Closing, 500,000 OpCo Class B Units (the “Escrowed Unit Consideration”) shall be placed in escrow with the Escrow Agent for the benefit of Buyer pursuant to the Escrow Agreement and the indemnity provisions herein. The Aggregate Consideration is subject to adjustment in accordance with the MIPA. Immediately following the Closing, HNRA will be the sole manager of and control OpCo, and will own 100% of the outstanding OpCo Class A Units. Further, Seller will own 100% of the outstanding OpCo Class B Units, shares of Class B Common Stock, and OpCo Preferred Units.
Stated Conversion Value (in Dollars per share)		$ 20
Trading days		5
Senior secured term loan		$ 28,000,000
Debt service reserve		3,000,000
Subsequent Event, Effect of Change in Tax Status		2,000,000
Common stock into trust		$ 1,500,000
Shares authorized (in Shares)										1,000,000		1,000,000					1,000,000
Preferred stock par value (in Dollars per share)										$ 0.0001		$ 0.0001					$ 0.0001
Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Additional cash proceeds										$ 535,000
Common Class B [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001
Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Warrants received (in Shares)										535,000		56,000
Purchase shares (in Shares)												300,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Non redeemable common shares (in Shares)									400,000
Purchase price percentage									15.00%
Trust account			$ 120,000	$ 120,000
Deposited amount	$ 120,000		$ 120,000												$ 120,000
Outstanding common stock percentage		100.00%
Membership interest		$ 1
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)									$ 56,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued (in Shares)		2,000,000
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001
Preferred Stock PIPE Investment [Member]
Subsequent Events (Details) [Line Items]
Shares authorized (in Shares)		125,000
Preferred stock par value (in Dollars per share)		$ 0.0001
Purchase price per share (in Dollars per share)		$ 40
Aggregate purchase price		$ 5,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Deposited amount	120,000												$ 120,000	$ 120,000
MIPA [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase price percentage									15.00%
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Trust account							$ 862,500	$ 862,500
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Trust account	$ 120,000				$ 120,000	$ 120,000	$ 862,500
Pogo Resources, LLC, [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Membership interest		$ 99